Related Party Transactions - Related Account Balances of Significant Transactions Between the Controlling Company and Related Parties (Detail) - Posco [member] - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	₩ 2,132,173	₩ 2,046,649
Other receivables	40,176	70,447
Total receivables	2,172,349	2,117,096
Trade accounts and notes payable	167,957	122,670
Accounts payable	384,036	320,200
Other payables	172,829	121,846
Total payables	724,822	564,716
POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	84	249
Other receivables	10	10
Total receivables	94	259
Trade accounts and notes payable	471	3,275
Accounts payable	49,511	34,803
Total payables	49,982	38,078
SNNC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	297	541
Other receivables	65	61
Total receivables	362	602
Trade accounts and notes payable	19,769	22,188
Total payables	19,769	22,188
Roy Hill Holdings Pty Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		22,997
Trade accounts and notes payable	93,383
Total payables	93,383	22,997
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	942	918
Other receivables	706	910
Total receivables	1,648	1,828
Trade accounts and notes payable	3,447	217
Accounts payable	586	76
Total payables	4,033	293
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	1,323	1,708
Other receivables	781	981
Total receivables	2,104	2,689
Trade accounts and notes payable	117,070	48,677
Accounts payable	50,097	34,879
Total payables	167,167	83,556
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	5,702	57
Other receivables	65	5,181
Total receivables	5,767	5,238
Accounts payable	78,512	52,775
Other payables	385	438
Total payables	78,897	53,213
POSCO COATED & COLOR STEEL Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	57,792	55,598
Other receivables		317
Total receivables	57,792	55,915
Accounts payable	11	25
Other payables	3,828	1,194
Total payables	3,839	1,219
POSCO ICT [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	225
Other receivables	1	229
Total receivables	226	229
Trade accounts and notes payable	1,147	1,572
Accounts payable	129,424	112,960
Other payables	42,844	8,717
Total payables	173,415	123,249
eNtoB Corporation [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	3,459	10,860
Accounts payable	27,431	22,072
Other payables		11
Total payables	30,890	32,943
POSCO CHEMICAL CO., LTD [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	35,102	40,258
Other receivables	3,578	3,883
Total receivables	38,680	44,141
Trade accounts and notes payable	17,839	19,911
Accounts payable	52,710	58,725
Other payables	19,369	19,012
Total payables	89,918	97,648
POSCO ENERGY CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	1,876	22,163
Other receivables	4	1,700
Total receivables	1,880	23,863
Accounts payable	3,229
Other payables	14,912	1,425
Total payables	18,141	1,425
POSCO DAEWOO Corporation [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	633,073	437,554
Other receivables		1,056
Total receivables	633,073	438,610
Trade accounts and notes payable	345	161
Accounts payable	2,218	1,881
Other payables	3,839	5,304
Total payables	6,402	7,346
POSCO Thainox Public Company Limited [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	52,826	71,189
Other receivables	2
Total receivables	52,828	71,189
Trade accounts and notes payable	916	467
Accounts payable		71
Total payables	916	538
POSCO America Corporation [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	8,448	14,338
Total receivables	8,448	14,338
Accounts payable		221
Total payables		221
POSCO Asia Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	508,962	480,205
Other receivables	748	1,047
Total receivables	509,710	481,252
Trade accounts and notes payable	12,784	7,839
Accounts payable	171
Total payables	12,955	7,839
Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	29,842	52,037
Total receivables	29,842	52,037
POSCO MEXICO S.A. DE C.V. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	90,351	101,179
Other receivables	702	218
Total receivables	91,053	101,397
POSCO Maharashtra Steel Private Limited [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	235,917	390,413
Other receivables	444	1,428
Total receivables	236,361	391,841
Others [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	470,734	379,950
Other receivables	33,851	54,407
Total receivables	504,585	434,357
Trade accounts and notes payable	14,397	33,183
Accounts payable	40,233	36,591
Other payables	87,652	85,745
Total payables	142,282	155,519
Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	2,130,850	2,044,941
Other receivables	39,395	69,466
Total receivables	2,170,245	2,114,407
Trade accounts and notes payable	50,887	73,993
Accounts payable	333,939	285,321
Other payables	172,829	121,846
Total payables	₩ 557,655	₩ 481,160